THE CANANDAIGUA FUNDS


* Equity Portfolio
* Bond Portfolio









SEMI-ANNUAL REPORT
For the Six Months Ended June 30, 2001















The Equity Portfolio seeks long term growth of asset values through capital appreciation and dividend income.

The Bond Portfolio seeks to earn a high level of current income with consideration also given to safety of principal.

                              THE CANANDAIGUA FUNDS


SUPERVISORY COMMITTEE:
----------------------

Robert J. Craugh, Canandaigua, New York
Retired, former Senior Vice President - Operations
The Canandaigua National Bank and Trust Company

Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.
(Business and consulting firm)

William Rayburn, Canandaigua, New York
Retired, former President, Chairman & CEO
Snap On Tools

Robert N. Coe, Bloomfield, New York
Secretary and Treasurer,
The Canandaigua Insurance Group
(Independent insurance agency)

James W. Doran, Canandaigua, New York
President, FFTH Properties and FFT Senior
Communities, Inc
(Real Estate Management)




OFFICERS:
---------

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer


OFFICES OF THE CANANDAIGUA FUNDS:
---------------------------------

72 South Main Street
Canandaigua, New York  14424
The Canandaigua National Bank and Trust Company


TRANSFER AGENT AND SHAREHOLDER SERVICING:
-----------------------------------------

American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York  11788-0132



INVESTMENT ADVISOR:
-------------------

The Canandaigua National Bank and Trust Company
72 South Main Street
Canandaigua, New York  14424
GREGORY S. MACKAY, SENIOR VICE PRESIDENT
Jay J. Bachstein, Assistant Vice President


DISTRIBUTOR:
------------

AmeriMutual Funds Distributors, Inc.
c/o American Data Services, Inc.
P.O. Box 5536
Hauppauge, New York  11788-0132




CUSTODIAN OF ASSETS:
--------------------

The Northern Trust Company
50 South La Salle Street
Chicago, Illinois  60675

LEGAL COUNSEL:
--------------

Stephen H. Waite, Esq.
Maureen E. Mulholland, Esq.
Underberg & Kessler
1800 Chase Square
Rochester, New York  14604

INDEPENDENT AUDITORS:
---------------------

Eldredge, Fox & Porretti, LLP
25 North Street
Canandaigua, New York  14424

Dear Shareholder:

INVESTMENT PERFORMANCE

THE EQUITY FUND
---------------

The Equity Fund was down 21.81% for the first six months of 2001, compared to a decrease in the S&P 500 of 7.26%, and a decline in the median peer group of 9.21%.

As you maybe aware, the last 18 months have been very difficult for the equity markets. While we were able to out perform the negative returns of the S&P 500 during 2000, the past six months have been especially trying for the Equity Fund.

THE BOND FUND
-------------

The Bond Fund returned 3.66% for the first half of 2001 compared to the Lehman Brothers Aggregate Bond Index increase of 3.60%, and the median peer group increase of 3.44%. Part of the increase was due to the lowering of interest rates by the Federal Reserve. When the Fed lowers rates, fixed-income instruments tend to rise in value as rates and prices move inversely.

OVERVIEW OF THE FIRST HALF OF 2001
----------------------------------

Overall, the first half of 2001 was cruel on equity growth investors. Normally economic slowdowns are gradual. This slowdown hit a brick wall. While we began to reduce positions in sectors that were hardest hit during the first half, in looking back our efforts were not as rigorous as they should have been. Our belief, however, is that the worst is behind us.

Best Buy, Lowes and AOL were the best performers during the first half, while Corning Sanmina and Oracle declined the most. The best sectors through the first six months were Consumer Cyclicals (+7.9%) and Transportation (+7.2%) while Technology (-16.7%) and Health Care (-12.2%) declined.

As we stated in the 2000 Annual Report, we anticipated further action from The Federal Reserve in lowering rates (Fed Funds). The Fed did lower rates six times during the first half from 6.50% to 3.75% in an effort to stimulate the economy. Looking back to 2000, it appears that the Federal Reserve was more aggressive in raising rates than maybe it should have been.

OVERVIEW FOR THE REMAINDER OF 2001
----------------------------------

Our long-term outlook continues to remain positive for investors. When we describe long-term we do not define it in weeks or months. Long-term is measured in years, and investors must keep that in mind when evaluating investments. While disappointed in what has happened during the first half of 2001, our job is to focus on the future. We want to reiterate the importance of keeping a long-term perspective. What's happening one year from now is more important than what happened yesterday. Have patience and diversify.

Going forward we will still look to invest in and hold companies that exhibit the highest growth potential in their sector, group and/or industry. This may seem risky looking back at the past six months, but missed opportunities in the future will offer only more disappointment. Areas that we anticipate will exhibit superior growth are telecommunications, biotechnology, financial services and technology.

It has been seven months since the first Fed interest rate reduction and signs of an economic turnaround have yet to be seen. However, earnings in the fourth quarter, when we anticipate the economy to rebound, should show signs of improvement. While they may not seem as strong as in previous years, compared with fourth quarter 2000, they should show improvement.

As for fixed income, the Federal Reserve is probably not finished lowering rates. With the economy stuck in neutral, one or possibly even two more rate cuts are predicted. Inflation does not appear to be a problem so the Fed will not be impeded when lowering rates further. The bond market has not moved as much as would have been expected with the magnitude of rate cuts taken by the Federal Reserve. Bonds could be hurt, however, by further actions to reduce surpluses at the federal level. We are skeptical that the yield curve will move lower with further rate reductions.

The difficult period that has been exhibited by the markets does not mean that we are changing our approach to investing. While it is important to limit the downside, it is also important to have the portfolio of both the Equity and Bond Funds positioned to take advantage of the next movement upward in the markets.


Sincerely,



Jay J. Bachstein
Fund Manager
Assistant Vice President
The Canandaigua National Bank & Trust Co.

                              THE CANANDAIGUA FUNDS

                           FINANCIAL STATEMENTS AS OF

                                  JUNE 30, 2001

                                   (UNAUDITED)

                              THE CANANDAIGUA FUNDS
                              ---------------------

                           FINANCIAL STATEMENTS AS OF
                                  JUNE 30, 2001
                                   (Unaudited)


                                Table of Contents
                                -----------------



                                                                            Page
                                                                            ----

Statement of Assets and Liabilities as of June 30, 2001                        1

Statement of Operations for the Six Months Ended                               2
   June 30, 2001

Statements of Changes in Net Assets for the Six Months Ended                   3
   June 30, 2001 and Year Ended December 31, 2000

Schedule of Fund Investments as of June 30, 2001:
   - Bond Fund                                                                 5
   - Equity Fund                                                               7

Notes to Financial Statements                                                 11

Selected Per-Share Data and Ratios/Supplemental Data:
   - Bond Fund                                                                16
   - Equity Fund                                                              17


                             THE CANANDAIGUA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2001
                                  (UNAUDITED)



                                                                           FUND
                                                                  BOND             EQUITY
                                                              -------------    -------------

ASSETS:

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $1,077,482; Equity Fund
 cost- $27,040,019)                                            $  1,087,134    $ 28,652,606
                                                               ------------    ------------

CASH AND CASH EQUIVALENTS                                            33,744       4,319,045
                                                               ------------    ------------

RECEIVABLES FOR:
   Sales of investments                                                --           194,473
   Sales of fund's shares                                            10,000          15,398
   Dividends and accrued interest                                    20,567          24,415
   Other                                                              1,215            --
                                                               ------------    ------------
              Total receivables                                      31,782         234,286
                                                               ------------    ------------

PREPAID EXPENSES                                                         74           1,719
                                                               ------------    ------------

              Total assets                                        1,152,734      33,207,656
                                                               ------------    ------------

LIABILITIES:

PAYABLES FOR:
   Purchases of investments                                            --           892,040
   Repurchases of fund's shares                                          50          31,440
   Auditing fees                                                        944          25,126
   Custody fees                                                         250             500
   Taxes                                                                542             803
   Investment advisory fees                                            --            27,740
   Other                                                               --               614
                                                               ------------    ------------

              Total liabilities                                       1,786         978,263
                                                               ------------    ------------

NET ASSETS AT JUNE 30, 2001: (equivalent to
$13.77 per share for Bond Fund and $21.12 per share
for Equity Fund, based on 83,577 shares and 1,526,275
shares outstanding for Bond and Equity shares, respectively)   $  1,150,948    $ 32,229,393
                                                               ============    ============

NET ASSETS CONSIST OF:
   Capital stock                                               $  1,145,522    $ 34,162,073
   Undistributed net investment income (loss)                           363         (76,855)
   Accumulated net realized loss on investments                      (4,589)     (3,468,412)
   Net unrealized appreciation on investments                         9,652       1,612,587
                                                               ------------    ------------
NET ASSETS                                                     $  1,150,948    $ 32,229,393
                                                               ============    ============



   The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2001
                                   (UNAUDITED)




                                                                     FUND
                                                              BOND          EQUITY
                                                          ------------    -----------

INVESTMENT INCOME:
   Interest income                                         $    34,790    $    40,116
   Dividend income                                                --          120,060
                                                           -----------    -----------
                Total investment income                         34,790        160,176
                                                           -----------    -----------

EXPENSES:
   Investment management fees                                    5,803        176,259
   Administration fees                                           9,000         21,862
   Fund accounting fees                                          7,924         10,569
   Transfer agency fees                                          5,696          6,519
   Custodial fees                                                1,394          1,805
   Auditing fees                                                   370         12,000
   Professional fees                                                62          2,003
   Registration and filing fees                                      6          1,978
   Insurance expense                                               174          5,871
   Tax expense                                                      93            168
                                                           -----------    -----------
                Total expenses                                  30,522        239,034
                Less: reimbursed expenses                      (28,485)        (2,003)
                                                           -----------    -----------
                Net expenses                                     2,037        237,031
                                                           -----------    -----------

                Net investment income (loss)                    32,753        (76,855)
                                                           -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from investment transactions           521     (2,708,291)
   Net change in unrealized appreciation (depreciation)
      on investments                                             5,979     (6,100,487)
                                                           -----------    -----------

                Net realized and unrealized gain (loss)
                  on investments                                 6,500     (8,808,778)
                                                           -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               $    39,253    $(8,885,633)
                                                           ===========    ===========


   The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000
                                   (UNAUDITED)


                                                                               FUND
                                                                        BOND           EQUITY
                                                                   -------------   -------------
                                                                   (UNAUDITED)      (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2001 -

OPERATIONS:
   Net investment income (loss)                                    $     32,753    $    (76,855)
   Net realized gain (loss) on investments                                  521      (2,708,291)
   Net change in unrealized appreciation (depreciation)
     on investments                                                       5,979      (6,100,487)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations                                39,253      (8,885,633)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income                                 (33,465)           --
   Distributions from net realized gain on investments                     --              --
                                                                   ------------    ------------

               Total dividends and distributions                        (33,465)           --
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (10,023 and 106,670 shares in the
     Bond and Equity funds, respectively)                               138,197       2,527,169
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (2,422 and 0 shares in the Bond and Equity
     funds, respectively)                                                33,424            --
   Cost of shares repurchased (13,745 and 69,296 shares in the
     Bond and Equity funds, respectively)                              (186,903)     (1,620,250)
                                                                   ------------    ------------

               Net increase (decrease) in net assets resulting
                  from fund share transactions                          (15,282)        906,919
                                                                   ------------    ------------

TOTAL DECREASE IN NET ASSETS                                             (9,494)     (7,978,714)

NET ASSETS - beginning of period                                      1,160,442      40,208,107
                                                                   ------------    ------------

NET ASSETS - end of period                                         $  1,150,948    $ 32,229,393
                                                                   ============    ============

Undistributed net investment income (loss)                         $        363    $    (76,855)
                                                                   ============    ============



The accompanying notes are an integral part of these financial statements.


                              THE CANANDAIGUA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2001 AND YEAR ENDED DECEMBER 31, 2000
                                   (UNAUDITED)




                                                                               FUND
                                                                       BOND           EQUITY
                                                                   -----------     ------------

FOR THE YEAR ENDED DECEMBER 31, 2000 -

OPERATIONS:
   Net investment income (loss)                                    $     61,422    $   (277,580)
   Net realized gain (loss) on investments                               (5,240)        692,060
   Net change in unrealized appreciation on investments                  48,846       1,169,399
                                                                   ------------    ------------

               Net increase in net assets resulting
                 from operations                                        105,028       1,583,879
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income                                 (60,347)           --
   Distributions from net realized gain on investments                     --        (1,561,292)
                                                                   ------------    ------------

               Total dividends and distributions                        (60,347)     (1,561,292)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (19,000 and 203,800 shares in the
     Bond and Equity funds, respectively)                               252,531       6,095,173
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,549 and 56,780 shares in the Bond and Equity
     funds, respectively)                                                60,347       1,560,887
   Cost of shares repurchased (21,756 and 90,727 shares in the
     Bond and Equity funds, respectively)                              (290,094)     (2,707,281)
                                                                   ------------    ------------

               Net increase in net assets resulting from fund
                  share transactions                                     22,784       4,948,779
                                                                   ------------    ------------

TOTAL INCREASE IN NET ASSETS                                             67,465       4,971,366

NET ASSETS - beginning of year                                        1,092,977      35,236,741
                                                                   ------------    ------------

NET ASSETS - end of year                                           $  1,160,442    $ 40,208,107
                                                                   ============    ============

Undistributed net investment income                                $      1,075    $       --
                                                                   ============    ============


The accompanying notes are an integral part of these financial statements.


                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND BUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2001
                                   (UNAUDITED)



 PAR
Value                                                                 COST      MARKET VALUE
-----                                                                -----     --------------


INVESTMENT SECURITIES:

U.S. GOVERNMENT BONDS & NOTES - 31.61%
$ 50,000 US Treasury Bonds, 5.875%, November 15, 2005               $ 49,987   $ 51,801
  25,000 US Treasury Notes, 5.500%, February 28, 2003                 24,809     25,524
  25,000 US Treasury Notes, 5.750%, April 30, 2003                    24,952     25,658
  25,000 US Treasury Notes, 5.875%, February 15, 2004                 26,465     25,840
  25,000 US Treasury Notes, 5.625%, February 15, 2006                 24,955     25,682
  30,000 US Treasury Notes, 7.000%, July 15, 2006                     30,053     32,548
  35,000 US Treasury Notes, 6.125%, August 15, 2007                   35,365     36,758
  40,000 US Treasury Notes, 5.500%, February 15, 2008                 39,776     40,622
  50,000 US Treasury Notes, 5.625%, May 15, 2008                      50,935     51,039
  50,000 US Treasury Notes, 4.750%, November 15, 2008                 48,267     48,311
                                                                    --------   --------
         TOTAL U.S. GOVERNMENT NOTES & BONDS                         355,564    363,783
                                                                    --------   --------

CORPORATE BONDS- 62.85%
CAPITAL EQUIPMENT - 2.16%
MACHINERY CONSTRUCTION AND MINING
---------------------------------
 25,000 Caterpillar Corp. Inc., 6.000%, May 1, 2007                  24,227     24,809
                                                                   --------   --------

CONSUMER GOODS - 14.50%
BEVERAGE & TOBACCO
------------------
 25,000 Anheuser Busch, 6.750%, November 1, 2006                     25,143     25,646
 20,000 Coca-Cola Co., 6.000%, July 15, 2003                         19,962     20,437
                                                                   --------   --------
                                                                     45,105     46,083
                                                                   --------   --------
MULTIMEDIA
----------
 25,000 Walt Disney & Co., 5.800%, October 27, 2008                  23,201     24,368
                                                                   --------   --------

PAPER
-----
 25,000 International Paper Co., 7.625%, August 1, 2004              26,700     26,044
                                                                   --------   --------

RETAIL TRADING
--------------
 25,000 Sears Roebuck & Co., 6.250%, January 15, 2004                23,680     25,148
 20,000 Wal-Mart Co., 6.375%, March 1, 2003                          20,930     20,548
                                                                   --------   --------
                                                                     44,610     45,696
                                                                   --------   --------
SPECIALTY CHEMICALS
-------------------
 25,000 Eastman Chemical Co., 6.375%, January 15, 2004               25,141     24,667
                                                                   --------   --------


   The accompanying notes are an integral part of these financial statements.


                                      -5-


                             THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND BUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)



 PAR
Value                                                                 COST      MARKET VALUE
-----                                                                -----     --------------

CORPORATE BONDS- (Continued)
FINANCE - 33.52%
BANKING
$30,000 Citicorp, 6.750%, August 15, 2005                          $ 30,853   $ 30,750
 25,000 Commercial Credit Group, 6.375%, September 15, 2002          24,528     25,551
 25,000 Morgan JP & Co., 6.000%, January 15, 2009                    24,654     24,203
 20,000 US Bancorp, 8.125%, May 15, 2002                             20,292     20,638
                                                                   --------   --------
                                                                    100,327    101,142
                                                                   --------   --------
FINANCIAL SERVICES
------------------
 20,000 General Electric Capital Corp., 5.500%, November 1, 2001     19,940     20,030
 12,000 Homeside Lending NA, 6.875%, June 30, 2002                   11,600     12,308
 20,000 Household Finance Co, 6.700%, June 15 2002                   19,905     20,429
 25,000 John Deere Capital Corp., 6.000%, February 15, 2009          24,445     23,888
 60,000 Lehman Brothers, 7.200%, August 15, 2009                     61,276     60,648
 45,000 Lehman Brothers, 7.875%, August 15, 2010                     48,354     47,491
 45,000 Lehman Brothers, 8.500%, August 01, 2015                     51,553     49,860
 30,000 Merrill Lynch & Co., Inc., 6.250%, October 15, 2008          29,681     29,412
 20,000 Salomon Inc., 6.750%, August 15, 2003                        19,905     20,582
                                                                   --------   --------
                                                                    286,659    284,648
                                                                   --------   --------

SERVICES - 12.67%
HOTELS AND MOTELS
-----------------
 25,000 Marriott Corp., 6.750%, December 15, 2003                    25,017     25,612
                                                                   --------   --------

INDUSTRIAL
----------
 25,000 General Motors Corp., 6.250%, May 1, 2005                    26,185     25,119
 25,000 IBM Corp., 5.375%, February 1, 2009                          24,945     23,722
                                                                   --------   --------
                                                                     51,130     48,841
                                                                   --------   --------
TELECOMMUNICATIONS
------------------
 20,000 AT&T Corporate, 6.60%, May 15, 2005                          19,307     20,245
 20,000 Pacific Bell, 6.250%, March 1, 2005                          19,600     20,320
 30,000 LCI, 7.250%, June 15, 2007                                   30,894     30,876
                                                                   --------   --------
                                                                     69,801     71,441
                                                                   --------   --------
        TOTAL CORPORATE BONDS                                       721,918    723,351
                                                                   --------   --------

CASH & CASH EQUIVALENTS- 2.97%
 33,744 Canandaigua National Bank Collective
          Fixed Income                                               33,744     33,744
                                                                   --------   --------

        TOTAL INVESTMENTS                           97.39%       $1,111,226  1,120,878
                                                                 ==========

        OTHER ASSETS LESS LIABILITIES                2.61%                      30,070
                                                  -------                   ----------

        NET ASSETS                                 100.00%                 $ 1,150,948
                                                 ========                  ===========


   The accompanying notes are an integral part of these financial statements.



                                      -6-



                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY BUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)





 SHARES                                                      COST     MARKET VALUE
--------                                                  ----------  ------------

INVESTMENT SECURITIES:

COMMON STOCKS - 88.90%

                 AUTO PARTS- 0.49%
           5,000 Genuine Parts Co.                        $  146,990   $  157,500
                                                          ----------   ----------

                 AUTOMATED PROCESSING- 3.65%
           6,000 First Data Corp.                            403,210      385,500
          19,750 Paychex Inc.                                351,079      790,000
                                                          ----------   ----------
                                                             754,289    1,175,500
                                                          ----------   ----------
                 AUTOMATION & EQUIPMENT- 0.39%
           3,000 Pitney Bowes Inc.                           120,020      126,360
                                                          ----------   ----------

                 CHEMICALS- 1.29%
           3,000 Dow  Chemical                               106,400       99,750
           6,000 PPG Industries Inc.                         319,775      315,420
                                                          ----------   ----------
                                                             426,175      415,170
                                                          ----------   ----------
                 BANKS- 3.36%
           2,000 Bank of America Corp.                       119,620      120,060
          10,000 Bank One Corp.                              314,770      358,000
          13,000 Wells Fargo Co.                             482,320      603,590
                                                          ----------   ----------
                                                             916,710    1,081,650
                                                          ----------   ----------
                 BROADCAST SATELLITE- 0.40%
           4,000 EchoStar Communication Corp. *              155,460      129,680
                                                          ----------   ----------

                 COMPUTER HARDWARE- 0.99%
          11,000 EMC Corp. *                                 440,600      319,550
                                                          ----------   ----------

                 CONGLOMERATES- 11.65%
          19,500 General Electric Co.                        826,919      950,625
          34,000 Tyco International Ltd.                   1,109,241    1,853,000
          13,000 United Technologies Corp.                   995,630      952,380
                                                          ----------   ----------
                                                           2,931,790    3,756,005
                                                          ----------   ----------
                 DRUGS- 6.68%
           8,000 American Home Products Corp.                347,144      467,520
           2,000 Andrx Corp.*                                131,110      154,000
           2,000 Elan Corp PLC-Spons ADR **                   47,579      122,000
           2,500 Eli Lilly & Co.                             228,235      185,000
          12,000 Johnson & Johnson                           560,952      600,000
           2,500 King Pharmaceuticals Inc. *                 108,960      134,375
           6,000 Merck & Co Inc.                             431,507      383,460
           3,000 Millennium Pharmaceuticals Inc. *           130,070      106,740
                                                          ----------   ----------
                                                           1,985,557    2,153,095
                                                          ----------   ----------
                 ELECTRONICS- 1.09%
          15,000 Sanmina Corp. *                             409,081      351,150
                                                          ----------   ----------

   The accompanying notes are an integral part of these financial statements.




                                      -7-




                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY BUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)





 SHARES                                                      COST     MARKET VALUE
--------                                                  ----------  ------------

                 COMMON STOCKS - (CONTINUED)

                 ENERGY- 3.27%
          16,000 CMS Energy Corp.                         $  388,910   $  445,600
           2,000 Devon Energy Corp.                          115,020      105,000
           3,000 Dynegy Inc.                                 148,070      139,500
           5,000 Mitchell Energy & Development Corp.         247,520      231,250
           6,000 NRG Energy Inc.                             177,178      132,480
                                                          ----------   ----------
                                                           1,076,698    1,053,830
                                                          ----------   ----------
                 ENGINEERING- 1.01%
           5,000 Jacobs Engineering Group*                   305,060      326,150
                                                          ----------   ----------

                 FINANCIAL- 11.81%
           9,000 Fannie Mae                                  740,889      766,350
          10,000 Goldman Sachs Group Inc.                    807,841      858,000
           8,000 Household International Inc.                402,973      533,600
          12,000 JP Morgan Chase & Co. Inc.                  569,587      535,200
          15,000 Merrill Lynch & Co. Inc.                    684,447      888,750
           6,000 T Rowe Price Group Inc.                     214,990      224,340
                                                          ----------   ----------
                                                           3,420,727    3,806,240
                                                          ----------   ----------
                 FOOD - RETAIL- 1.81%
           6,000 Albertsons Inc.                             179,900      179,940
           5,000 Hershey Foods Corp.                         340,448      308,550
           3,500 McDonalds Corp.                              89,575       94,710
                                                          ----------   ----------
                                                             609,923      583,200
                                                          ----------   ----------
                 HEALTHCARE- 2.11%
          20,000 Health Management Associations *            328,630      420,800
           5,000 Tenet Healthcare *                          237,992      257,950
                                                          ----------   ----------
                                                             566,622      678,750
                                                          ----------   ----------
                 INDUSTRIAL GASES- 0.88%
           6,000 Praxair Inc.                                289,760      282,000
                                                          ----------   ----------

                 INFORMATION TECHNOLOGY SERVICES- 1.16%
           6,000 Electronic Data Systems Corp.               381,338      375,000
                                                          ----------   ----------

                 INSURANCE- 0.41%
           3,000 Allstate Corp.                              136,130      131,970
                                                          ----------   ----------

                 INTERNET- 1.23%
           5,000 Interwoven Inc. *                           113,270       84,500
           9,000 Openwave Systems Inc. *                     363,160      312,300
                                                          ----------   ----------
                                                             476,430      396,800
                                                          ----------   ----------
                 MOVIES & ENTERTAINMENT- 0.74%
           4,500 AOL Time Warner Inc *                       182,492      238,500
                                                          ----------   ----------

                 NETWORKING EQUIPMENT- 0.45%
           8,000 Cisco Systems Inc. *                        174,353      145,600
                                                          ----------   ----------




The accompanying notes are an integral part of these financial statements.




                                      -8-




                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY BUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)





 SHARES                                                      COST     MARKET VALUE
--------                                                  ----------  ------------
                 COMMON STOCKS - (CONTINUED)

                 OIL AND GAS OPERATIONS- 3.45%
           8,000 Apache Corp.                             $  490,340   $  406,000
          12,000 Noble Affiliates Inc.                       345,120      424,200
           4,000 Spinnaker Exploration Co. *                 161,560      159,440
           3,000 Transocean Sedco Forex Inc.                 132,799      123,750
                                                          ----------   ----------
                                                           1,129,819    1,113,390
                                                          ----------   ----------

                 REAL ESTATE INVESTMENT TRUSTS- 1.62%
           8,000 Equity Residential Properties Trust         453,630      452,400
           2,000 Health Care Property Investors Inc.          72,264       68,800
                                                          ----------   ----------
                                                             525,894      521,200
                                                          ----------   ----------

                 RETAIL- 2.86%
           3,500 Best Buy Co. Inc. *                         218,595      222,320
           5,000 CVS Corp.                                   153,322      193,000
           7,000 Lowe's Co. Inc.                             462,972      507,850
                                                          ----------   ----------
                                                             834,889      923,170
                                                          ----------   ----------
                 SEMICONDUCTOR- 4.65%
          13,000 Credence Systems Corp. *                    287,824      315,120
           2,000 KLA-Tencor Corp. *                          102,740      116,940
           5,000 PMC - Sierra Inc. *                         160,685      155,350
           8,000 TranSwitch Corp.*                           121,720       86,000
          20,000 Xilinx Inc. *                             1,293,870      824,800
                                                          ----------   ----------
                                                           1,966,839    1,498,210
                                                          ----------   ----------

                 SOFTWARE AND PROGRAMMING- 5.37%
           8,000 BEA Systems Inc. *                          329,464      245,680
           6,000 Citrix Systems Inc. *                       147,940      209,400
          13,000 Siebel Systems Inc. *                       615,060      609,700
          10,000 Veritas Software Corp. *                    683,442      665,300
                                                          ----------   ----------
                                                           1,775,906    1,730,080
                                                          ----------   ----------
                 SPECIALTY FINANCE- 4.79%
          12,000 Capital One Financial Corp.                 350,424      720,000
          25,000 MBNA Corp.                                  599,098      823,750
                                                          ----------   ----------
                                                             949,522    1,543,750
                                                          ----------   ----------
                 TELECOMMUNICATIONS- 4.16%
           5,000 Nokia Corp.                                 166,970      110,200
          18,000 Qwest Communications International Inc.     604,084      573,660
           5,000 Verizon Communications Inc.                 234,984      267,500
           1,960 WorldCom Inc-MCI Group                            0       31,556
          24,000 WorldCom Inc-WorldCom Group *               383,635      359,040
                                                          ----------   ----------
                                                           1,389,673    1,341,956
                                                          ----------   ----------
                 TRANSPORTATION- 0.56%
           5,000 CSX Corp.                                   168,000      181,200
                                                          ----------   ----------


The accompanying notes are an integral part of these financial statements.



                                      -9-



                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY BUND
                          SCHEDULE OF FUND INVESTMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)





 SHARES                                                      COST     MARKET VALUE
--------                                                  ----------  ------------



                COMMON STOCKS - (CONTINUED)

                 UTILITIES- 6.57%
          25,000 Calpine Corp. *                          $  875,212   $  945,000
          16,500 Enron Corp.                               1,110,326      808,500
          11,000 Williams Companies Inc.                     407,734      362,450
                                                          ----------   ----------
                                                           2,393,272    2,115,950
                                                          ----------   ----------

                  TOTAL COMMON STOCKS                     27,040,019   28,652,606
                                                          ----------   ----------

 PRINCIPAL
 AMOUNT
----------

CASH & CASH EQUIVALENTS- 11.20%
      $4,319,045 Canandaigua National Bank Collective
                   Fixed Income                            4,319,045    4,319,045
                                                          ----------   ----------

             TOTAL INVESTMENTS               102.30%     $31,359,064   32,971,651
                                                         ===========

             LIABILITIES LESS OTHER ASSETS    (2.30)%                    (742,258)
                                        -----------                   -----------

             NET ASSETS                      100.00%                 $ 32,229,393
                                             =======                 ============



 *  Non-Income producing security.
 ** ADR- American Depositary Receipt.

   The accompanying notes are an integral part of these financial statements.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2001
                                   (UNAUDITED)


(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           ORGANIZATION -

           The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

           USE OF ESTIMATES -

           The financial statements have been prepared in conformity with generally accepted accounting principles and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.


           CASH AND CASH EQUIVALENTS -

           Interest bearing cash accounts are considered cash equivalents.

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

           Equity securities are valued at the last sales price on the exchange or the over-the-counter market on which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market. Under this method of evaluation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value of the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the securities. Securities for which market quotations are not readily available are valued as determined in good faith by and under the direction of the Supervisory Committee of the Fund.

 (1)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION (continued)

           The fair value of receivables for sale of investments and payables for purchases of investments are based on fair values as of the date of sale or purchase of the investment security.

           The estimated fair value of individual investment securities held at June 30, 2001 are disclosed in the accompanying Schedule of Fund Investments.

           Investment security transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

           Realized gains and losses on sales of securities are calculated on the identified cost basis.

           Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. For the six months ended June 30, 2001, $33,465 and $0 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively.

           VALUATION OF SHARES -

           The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received.

(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------

           VALUATION OF SHARES (continued) -

           Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.

           INCOME TAXES -

           The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.


(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

           The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. The individual portfolio managers of the Fund are also officers of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, payable monthly, at the annual rate of 1% of average net assets of each fund.

           Since April 1994, the Supervisory Committee has authorized a temporary reduction of the management fee and, since July 9, 1997, authorized a temporary suspension of the entire management fee paid by the Bond Fund. For the six months ended June 30, 2001, the management fees waived by the Company amounted to $5,803.

(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)
           ------------------------------------------------

           Under separate agreements, American Data Service, Inc. ("ADS") serves as Transfer Agent, Fund Accounting Agent and Administrator. In November of 2000, the Fund signed three-year extensions to these agreements, under similar terms and conditions. As Transfer Agent, ADS provides recordkeeping services, including maintenance of all Fund share ownership. In its capacity as Fund Accounting Agent and Administrator, ADS determines, for each fund, its daily net asset value per share, calculates all dividend and capital gain distributions, maintains the Fund's corporate books and performs any other service required by the Fund.

           In November 2000, the Company also entered into a three year ninety day cancelable distributor agreement with AmeriMutual Funds Distributors, Inc. to act as the principal underwriter and distributor of the Fund's shares. The fees for these services are paid by the Company for the Bond Fund and Equity Fund.

           Fees with ADS are subject to annual increases based on a defined increase in the Consumer Price Index for the Northeast region.

           The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

           During fiscal 2000, the Fund obtained a professional liability insurance policy for $12,410 from an insurance agency in which a director of the Fund has an ownership interest. The policy expires in September 2001.

           The Company has historically assumed expenses for the Bond Fund, other than custodial, auditing, insurance and taxes, for the administration of the fund. The Equity Fund pays its operating expenses other than professional legal, Board of Trustee and administrative auditing fees, which fees, are assumed by the Company. During the six months ended June 30, 2001, the Company assumed approximately $2,000 in legal fees and $2,400 in Board of Trustee fees.

           The Company will reimburse the Fund for the amount by which the expenses exceed the lower of (1) 1.5% of the average daily value of the Fund's net assets during its fiscal year or (2) the most restrictive expense limitation applicable to the Fund imposed by the securities laws of any state in which the shares of the Fund are sold.

(3)        PURCHASES AND SALES OF SECURITIES

           During the six months ended June 30, 2001, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:


                                                     FUND
                                                     ----

                                              BOND            EQUITY
                                              ----            ------

                     Purchases             $ 161,322       $27,028,236
                                           =========       ===========

                     Sales                 $ 115,000       $28,486,366
                                           =========       ===========


           Purchases and sales of government securities included in the Bond Fund amounts were $0 and $85,000, respectively. All other purchases in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the six months ended June 30, 2001 to the Company and Northern Trust Company in the amount of approximately $3,355 and $2,745, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $6,040 in the Equity Fund and $60 in the Bond Fund.


(4)        UNREALIZED GAINS (LOSSES) ON INVESTMENTS

           As of June 30, 2001, gross unrealized gains (losses) on investments based on cost for Federal income taxes of $1,077,482 in the Bond Fund and $27,144,448 in the Equity Fund are as follows:

                                                              FUND
                                                              ----

                                                      BOND            EQUITY
                                                      ----            ------

                     Gross unrealized gains        $  19,194      $  3,575,988

                     Gross unrealized losses         ( 9,542)       (2,067,830)
                                                   ---------      -----------

                          Net unrealized gain      $   9,652      $ 1,508,158
                                                   =========      ===========

           The Equity Fund's book cost is higher than the cost for Federal Income tax purposes due to wash sales in the amount of $104,429 as of December 31, 2000.


                             THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
               SELECTED PER-SHARE DATA AND RATIO/SUPPLEMENT DATA




                                                   FOR THE SIX     FOR THE       FOR THE       FOR THE     FOR THE     FOR THE
                                                  MONTHS ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                  JUNE 30, 2001   DEC. 31,      DEC. 31,      DEC. 31,     DEC. 31,    DEC. 31,
                                                                    2000          1999          1998         1997        1996
                                                  ---------------------------------------------------------------------------------
                                                   (Unaudited)
PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net asset value, beginning of period             $   13.67     $   13.16     $   14.14     $ 13.53     $ 12.54    $ 12.25
                                                    ---------     ---------     ---------     -------     -------    -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a)                      0.39          0.76          0.74        0.77        0.70       0.62
   Net realized and unrealized gains (losses)
     on investments                                      0.10          0.49         (0.98)       0.45        0.29      (0.33)
                                                    ---------     ---------     ---------     -------     -------    -------
   Total income (loss) from investment operations        0.49          1.25         (0.24)       1.22        0.99       0.29
                                                    ---------     ---------     ---------     -------     -------    -------

 LESS DISTRIBUTIONS (B)
   Dividends from net investment income                 (0.39)        (0.74)        (0.74)      (0.61)
   Distributions from net realized gains                  --            --            --          --
                                                    ---------     ---------     ---------    --------
   Total dividends and distributions                    (0.39)        (0.74)        (0.74)      (0.61)
                                                    ---------     ---------     ---------    --------

   Net Asset Value, end of period                   $   13.77     $   13.67     $   13.16     $ 14.14     $ 13.53    $ 12.54
                                                    =========     =========     =========     =======     =======    =======

   Total Return (c)                                      3.66%         9.82%        (1.71%)      9.05%       7.89%      2.37%
                                                    =========     =========     =========     =======     =======    =======

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000 omitted)          $   1,151     $   1,160     $   1,093     $   957     $   666    $   501
   Ratio of Net Expenses to Average
      Net Assets (a)                                     0.35%         0.45%         0.38%       0.46%       0.77%      1.09%
   Ratio of Gross Expenses to Average
      Net Assets (a)                                     5.26%         5.34%         5.51%       7.13%       3.19%      4.15%
   Ratio of Net Investment Income
      to Average Net Assets                              5.64%         5.68%         5.41%       5.47%       5.38%      5.17%
   Portfolio Turnover Rate                              10.68%        12.15%         4.67%       9.04%       8.44%     30.46%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through December 31, 2001. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.34 (unaudited) for the six months ended June 30, 2001 and $.65, $.70, $.94, $.31 and $.37 for the years ended December 31, 2000, 1999, 1998, 1997, and 1996, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Assumes reinvestment of dividends and capital gains distribution, if any.

   The accompanying notes are an integral part of these financial statements.


                             THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
               SELECTED PER-SHARE DATA AND RATIO/SUPPLEMENT DATA




                                                   FOR THE SIX     FOR THE      FOR THE       FOR THE     FOR THE     FOR THE
                                                  MONTHS ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                  JUNE 30, 2001   DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,    DEC. 31,
                                                                    2000         1999          1998         1997        1996
                                                  --------------------------------------------------------------------------------
                                                   (Unaudited)

PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net asset value, beginning of period             $    27.01     $    26.71   $    22.80   $    19.40    $    16.67   $    13.71
                                                    ----------     ----------   ----------   ----------    ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a)                      (0.05)         (0.20)       (0.20)       (0.06)      --              0.01
   Net realized and unrealized gains (losses)
     on investments                                      (5.84)          1.59         7.85         3.46          2.73         2.95
                                                    ----------     ----------   ----------   ----------    ----------   ----------
   Total income (loss) from investment operations        (5.89)          1.39         7.65         3.40          2.73         2.96
                                                    ----------     ----------   ----------   ----------    ----------   ----------

 LESS DISTRIBUTIONS (B)
   Dividends from net investment income                   --             --           --
   Distributions from net realized gains                  --            (1.09)       (3.74)
                                                    ----------     ----------   ----------
   Total dividends and distributions                      --            (1.09)       (3.74)
                                                    ----------     ----------   ----------

   Net Asset Value, end of period                   $    21.12     $    27.01   $    26.71   $    22.80    $    19.40   $    16.67
                                                    ==========     ==========   ==========   ==========    ==========   ==========

   Total Return (c)                                     (21.81%)         5.12%       33.70%       17.53%        16.38%       21.59%
                                                    ==========     ==========   ==========   ==========    ==========   ==========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000 omitted)          $   32,229     $   40,208   $   35,237   $   23,568    $   17,787   $   12,644
   Ratio of Net Expenses to Average
      Net Assets (a)                                      1.35%          1.32%        1.37%        1.14%         1.15%        1.12%
   Ratio of Gross Expenses to Average
      Net Assets (a)                                      1.36%          1.38%        1.45%        1.50%         1.44%        1.57%
   Ratio of Net Investment Income
      to Average Net Assets                              (0.44%)        (0.67%)      (0.77%)      (0.31%)        0.00%        0.03%
   Portfolio Turnover Rate                               81.72%        144.68%      224.59%      314.28%       398.23%      337.27%



(a) Through December 31, 1998 certain administrative expenses of the Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08, $.05 and $.07 for the years ended December 31, 1998, 1997 and 1996, respectively. During fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity Fund, resulting in a per share savings of $.00 (unaudited) for the six months ended June 30, 2001 and $.02 for the years ended December 31, 2000 and 1999, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Assumes reinvestment of the dividends and capital gains distribution, if any.





   The accompanying notes are an integral part of these financial statements.